INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Reduction of cash and cash equivalents	R$ 1,456,769		R$ (2,468,073)	[1]	R$ 2,019,747
Cash and cash equivalents at the beginning of the year	13,301,716	[1]	16,174,130	[1]	13,642,918
Effect of FX variation on the cash balance and cash equivalents	(100,004)		(404,341)	[1]	511,465
Cash and cash equivalents at the end of the year	14,658,481		13,301,716	[1]	16,174,130	[1]
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	(176)		3
Cash (generated (used in) in investing activities	757,196
Cash generated (used in) in financing activities	(372,772)		2,011
Reduction of cash and cash equivalents	384,248		2,014
Cash and cash equivalents at the beginning of the year	2,014
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	386,262		2,014
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	14,941		2
Cash (generated (used in) in investing activities	555,408		(19,217)
Cash generated (used in) in financing activities	(571,261)		21,936
Reduction of cash and cash equivalents	(912)		2,721
Cash and cash equivalents at the beginning of the year	2,721
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	1,809		2,721
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	(359)		292,204		95,461
Cash (generated (used in) in investing activities	(5,683)		(41,004)		77,742
Cash generated (used in) in financing activities	7,976		(197,994)		(13,766)
Reduction of cash and cash equivalents	1,934		53,206		159,437
Cash and cash equivalents at the beginning of the year	814,904		761,698		492,619
Cash and cash equivalents at the beginning of the year
Effect of FX variation on the cash balance and cash equivalents	(76)				109,642
Cash and cash equivalents at the end of the year	1,858
Cash and cash equivalents at the end of the year			814,904		761,698
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	674,137		94,522		(15,679)
Cash (generated (used in) in investing activities	(175,273)		2,518,699		(1,469,750)
Cash generated (used in) in financing activities	445,843		(1,235,688)		714,115
Reduction of cash and cash equivalents	944,707		1,377,533		(771,314)
Cash and cash equivalents at the beginning of the year	2,169,335		791,802		1,568,667
Effect of FX variation on the cash balance and cash equivalents					(5,551)
Cash and cash equivalents at the end of the year	3,114,042		2,169,335		791,802
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	626,057		791,779		21,690
Cash (generated (used in) in investing activities	(30,681)		175,611		1,429
Cash generated (used in) in financing activities	(581,012)		(949,277)		(15,650)
Reduction of cash and cash equivalents	14,364		18,113		7,469
Cash and cash equivalents at the beginning of the year	25,582		7,469
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	R$ 39,946		R$ 25,582		R$ 7,469

[1]	Amounts after the reclassification of the discontinued operation.